Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets and liabilities
Summary of Carrying Amount of Financial Assets and Liabilities

The carrying amount of financial assets and financial liabilities are as follows:

	Note	December 31, 2021	December 31, 2020
Assets
Fair value through profit or loss
Cash and cash equivalents	6.1	8,103,713	2,155,446
Marketable securities	6.2	4,388,007	3,669,109
Other financial assets	6.4	320,193	69,126
Derivate financial instruments	6.10	4,732,926	8,140,700
		17,544,839	14,034,381
Amortized cost
Cash and cash equivalents	6.1	8,070,417	11,487,472
Trade receivables	6.3	2,745,853	2,033,441
Restricted cash	6.2	58,990	34,562
Receivables from related parties	6.5	416,491	929,690
Sector financial assets	6.9	558,310	241,749
Dividend receivable		519,965	80,755
		12,370,026	14,807,669
Total assets		29,914,865	28,842,050
Liabilities
Amortized cost
Loans, borrowings and debentures	6.6	(25,444,437)	(23,393,880)
Leases	6.7	(3,267,678)	(3,001,847)
Trade payables	6.8	(3,253,504)	(2,630,054)
Consideration payable		(234,960)	(224,787)
Other financial liabilities (i)		(726,423)	(594,188)
Payables to related parties	6.5	(287,609)	(307,080)
Railroad concession payable	13	(3,054,248)	(1,154,919)
Preferred shareholders payable in subsidiaries		—	(387,044)
Dividends payable		(799,634)	(1,413,222)
Sector financial liabilities	6.9	(1,372,283)	(565,911)
Tax installments - REFIS	15	(200,664)	(202,377)
		(38,641,440)	(33,875,309)
Fair value through profit or loss
Loans, borrowings and debentures	6.6	(20,214,600)	(18,855,580)
Derivative financial instruments	6.10	(1,076,161)	(446,061)
		(21,290,761)	(19,301,641)
Total liabilities		(59,932,201)	(53,176,950)

(i)	The balance substantially presented comes from the subsidiary Rumo and refers to amounts that were advanced by its suppliers with financial institutions. As of December 31, 2021 the balance was R$576,786 (R$413,470 as of December 31, 2020). These operations had Banco Itaú and Banco Bradesco as counterparties, at an average rate of 10.60% p.a. (3.00% p.a. on December 31, 2020). The average payment term of these operations is around 90 days.

Summary of Cash and Cash Equivalents
	December 31, 2021	December 31, 2020
Cash and bank accounts	98,116	4,134,074
Savings account	2,594,723	986,379
Financial investments	13,481,291	8,522,465
	16,174,130	13,642,918

Summary of Financial Investments

Financial investments include the following:

	December 31, 2021	December 31, 2020
Investment fund
Repurchase agreements	1,680,328	1,672,688
Bank certificate of deposits	6,423,385	475,213
Other	—	7,545
	8,103,713	2,155,446
Bank investments
Repurchase agreements(i)	974,494	1,293,833
Bank certificate of deposits(ii)	2,321,614	5,015,244
Other(iii)	2,081,470	57,942
	5,377,578	6,367,019
	13,481,291	8,522,465

Summary of marketable securities and restricted cash
	December 31, 2021	December 31, 2020
Marketable securities
Government security (i)	4,371,645	3,543,886
CDB	1,051	116,963
ESG funds (ii)	15,311	—
Repurchase agreements	—	8,260
	4,388,007	3,669,109
Restricted cash
Securities pledged as collateral	58,990	34,562
	58,990	34,562

(i)	Government securities have stated interest connected to Special System for Settlement and Custody (Sistema Especial de Liquidação e de Custódia), or “Selic,” with a return of approximately 100% of the CDI.
(ii)	On October 6, 2021, the Company invested in the Fifth Wall Climate Tech Fund, from the United States, as an investor and partner in a business that also gives preferential access to investments in startups developing carbon solutions. The investment is measured at fair value through profit or loss maturing in 5 years.

Summary of Trade Receivables
	December 31, 2021	December 31, 2020

Domestic – Brazilian reais	1,810,867	1,432,805
Export – foreign currency	74,450	68,867
Unbilled receivables(i)	975,588	667,793
	2,860,905	2,169,465

Expected credit losses	(115,052)	(136,024)
	2,745,853	2,033,441

Current	2,580,776	2,007,140
Non-current	165,077	26,301
	2,745,853	2,033,441

(i)	Unbilled revenue refers to the part of the gas supply in the month, whose measurement and billing have not yet been carried out.

Summary of Ageing analysis of Trade Receivables

The aging of trade receivables is as follows:

	December 31, 2021	December 31, 2020
Not overdue	2,484,633	1,814,202
Overdue:
From 1 to 30 days	206,244	166,467
From 31 to 60 days	21,130	23,169
From 61 to 90 days	22,351	14,156
More than 90 days	126,547	151,471
Expected credit losses	(115,052)	(136,024)
	2,745,853	2,033,441

Summary of Changes in Allowance for Doubtful Accounts

Changes in the expected credit losses are as follows:

At January 1, 2020	(120,407)
Provision / reversal	(39,187)
Write-off	23,570
At December 31, 2020	(136,024)
Provision / reversal	(10,762)
Foreign exchange	(340)
Write-off	32,074
At December 31, 2021	(115,052)

Schedule of other financial assets

The balance of other financial assets is composed as following:

	December 31, 2021	December 31, 2020
Tellus and Janus shares (i)	319,727	—
Other financial assets (ii)	466	69,126
	320,193	69,126

Current	466	69,126
Non-current	319,727	—
	320,193	69,126

(i)	The subsidiary Radar Propriedades Agrícola S.A. holds investments in preferred shares issued by its related parties Tellus Brasil Participações S.A. (“Tellus”) and Janus Brasil Participações S.A. (“Janus”), which also buy, sell and rent investment properties. These investments represent 5% of the preferred shares issued by the Tellus and Janus companies. The Company and the other shareholders are entitled to receive 90% of the proposed annual dividends. Investments are redeemable when the entities sell the investment properties, which are valued on a quarterly basis, according to fair market value. Securities are classified as financial instruments at fair value through other comprehensive income.
(ii)	On March 31, 2020, Cosan Lubes Investments Limited (“CLI”) received R$ 65,478 due to the satisfaction of the precedent conditions on December 31, 2019, as provided for in the investment agreement between the Company and CVC Fund VII (“CVC”). On April 15, 2021, the updated amount of R$ 69,155 was paid, according to the line “Receipt of consideration asset” in the cash flow.

Summary of Receivables from and Payables to Related Parties

a)      Summary of balances with related parties

	December 31, 2021	December 31, 2020
Current assets
Corporate / agreement operations
Raízen Energia S.A.(i)	38,710	73,913
Termag - Terminal Marítimo de Guarujá S.A.	14,286	—
Aguassanta Participações S.A.	2,956	837
Raízen S.A.(i)	15,489	11,171
Other	361	17,171
	71,802	103,092
Financial operations
Raízen Energia S.A.(i)	8,933	—
Raízen S.A.(i)	45	—
Rio Minas Mineração S.A.	17,500	—
Aguassanta Participações S.A.(ii)	—	576,957
	26,478	576,957
Total current assets	92,280	680,049
Non-current assets
Corporate / agreement operations
Raízen S.A.(i)	47,732	45,895
Termag - Terminal Marítimo de Guarujá S.A.	64,286	—
Other	—	48,571
	112,018	94,466
Preferred shares
Raízen Energia S.A.(i)	205,958	155,175
Other	235	—
	206,193	155,175
Total non-current assets	318,211	249,641
Total assets	416,491	929,690
Current liabilities
Corporate / agreement operations
Raízen Energia S.A.(i)	50,289	146,722
Raízen S.A.(i)	171,084	154,366
Other	6,365	1,158
	227,738	302,246
Financial operations
Raízen S.A.(i)	11,959	—
Raízen Energia S.A.(i)	47,912	4,834
	59,871	4,834
Total liabilities	287,609	307,080

(i)	Current and non-current assets receivable from Raízen Energia and Raízen S.A. are, primarily, tax credits which will be reimbursed to the Company when realized. The preferred shares are used to Raízen reimburse Cosan, with preferential dividends, when the net operating loss is consumed in Raízen. Current liabilities represent reimburse to Raízen Energia and Raízen S.A. related to expenses regarding legal disputes and other liabilities, generated before the formation of joint ventures, which are responsibility of Cosan S.A.
(ii)	On December 11, 2020, the Company disposed of 13,021,744 shares that were held in treasury to Aguassanta Investimentos S.A. (“Aguassanta”) paid on January 8, 2021.

Summary of Related Party Transactions

b)     Related party transactions

	December 31, 2021	December 31, 2020	December 31, 2019
Revenue
Raízen International Universal Corporation	—	5,143	—
Raízen Energia	469,053	483,934	298,980
Raízen S.A.	210,447	186,359	221,369
Other	—	268	7,010
	679,500	675,704	527,359
Purchase of goods / inputs / services
Raízen Energia	(32,153)	(6,160)	(7,010)
Raízen S.A.	(1,543,917)	(1,130,531)	(1,240,781)
Other	—	(939)	—
	(1,576,070)	(1,137,630)	(1,247,791)
Shared expense
Raízen Energia	(73,831)	(81,018)	(71,978)
	(73,831)	(81,018)	(71,978)
Financial result
Usina Santa Luiza S.A.	—	—	(41)
Raízen Energia	139	4	—
Raízen S.A.	4,798	6,341	5,729
Other	—	47	(5)
	4,937	6,392	5,683
Total	(965,464)	(536,552)	(786,727)

Summary of Officers' and Directors' Compensation
	December 31, 2021	December 31, 2020	December 31, 2019
Short-term benefits to officers and directors	177,405	102,250	88,440
Share-based payment transactions	68,209	15,441	16,823
Long-term benefits to officers and directors	5,863	—	—
Post-employment benefits	750	1,045	728
	252,227	118,736	105,991

Summary of Carrying Amounts of Loans, Borrowings and Debentures
Description	Index	Annual interest rate	December 31, 2021	December 31, 2020	Maturity	Objective
Secured
BNDES	URTJLP	7.49%	2,598,623	3,321,839	Dec-2029	Investment
	Fixed	5.69%	461,756	647,435	Jan-2025	Investment
	IPCA	7.46%	—	796	Nov-2021	Investment
	IPCA	11.08%	646,624	—	Jan-2048	Investment
	Fixed	3.50%	727	1,077	Jan-2024	Investment
	URTJLP	10.34%	—	396	Mar-2022	Investment
	IPCA + 3.25%	13.60%	945,663	807,438	Apr-2029	Investment
	IPCA + 4.10%	14.53%	154,843	175,374	Apr-2029	Investment
Export credit agreement	Euribor + 0.58%	0.58%	95,460	104,108	Sep-2026	Investment
	CDI + 1.03%	10.79%	86,707	—	Feb-2023	Investment
	CDI + 2.25%	12.28%	60,700	—	May-2026	Investment
	CDI + 0.80%	10.02%	515,928	—	Dec-2023	Investment
Resolution 4,131	U.S.$	0.90%	148,932	—	Nov-2022	Working Capital
Debentures	CDI + 1.79%	11.10%	753,770	—	Jun-2027	Investment
	CDI + 1.30%	10.57%	746,725	—	Oct-2027	Investment
	IPCA + 4.77%	15.27%	694,898	—	Jun-2031	Investment
European investment bank	U.S.$ + Libor 6-month + 0.54%	0.80%	—	30,817	May-2021	Investment
	U.S.$ + Libor 6-month + 0.61%	0.80%	—	57,813	Sep-2021	Investment
			7,911,356	5,147,093
Unsecured
Foreign loans	GBP + Libor 6-month + 1.50%	1.68%	—	143,039	Jul-2021	Working capital
	GBP | Fixed	1.40%	37,674	35,556	Nov-2022	Working capital
	GBP + Libor 6-month + 1.10%	1.17%	—	142,091	Dec-2021	Acquisition
	GBP + Libor 6-month + 1.50%	1.92%	263,501	248,666	Dec-2022	Acquisition
	EUR | Fixed	4.42%	857	2,095	Sep-2022	Investment
	GBP | Fixed	1.90%	150,649	—	Dec-2023	Investment
Export credit notes	CDI + 1.03%	3.12%	—	82,185	Feb-2023	Investment
	CDI + 0.80%	2.72%	—	505,061	Dec-2023	Investment
	CDI + 3.05%	5.01%	—	208,464	Mar-2021	Investment
	CDI + 3.15%	5.11%	—	468,516	Mar-2021	Investment
Resolution 4,131	U.S.$ | Fixed	1.60%	—	483,625	Nov-2022	Working capital
	CDI	4.60%	—	206,908	Apr-2021	Working capital
	U.S.$ + 3.67%	3.67%	438,823	415,232	May-2023	Investment
	U.S.$ + 1.59%	1.59%	—	388,912	Apr-2021	Investment
	U.S.$ + 1.36%	1.36%	414,378	—	Feb-2024	Investment
Banking credit certificates	IPCA + 0.81%	5.31%	—	239,068	Jan-2048	Working capital
Perpetual Notes	U.S.$	8.25%	2,825,420	2,631,100	Nov-2040	Acquisition
Senior Notes Due 2023	U.S.$ | Fixed	5.00%	685,550	569,466	Mar-2023	Acquisition
Senior Notes Due 2024	U.S.$ | Fixed	7.38%	—	4,514,289	Feb-2024	Acquisition
Senior Notes Due 2024	U.S.$ | Fixed	5.95%	—	1,232,844	Sep-2024	Acquisition
Senior Notes Due 2025(i)	U.S.$ | Fixed	5.88%	2,981,335	3,067,359	Jan-2025	Acquisition
Senior Notes Due 2027	U.S.$ | Fixed	7.00%	4,305,928	4,379,812	Jan-2027	Acquisition
Senior Notes Due 2028(ii)	U.S.$ | Fixed	5.25%	2,700,621	2,640,840	Jan-2028	Acquisition
Senior Notes Due 2029	U.S.$ | Fixed	5.50%	4,226,142	3,932,483	Sep-2029	Acquisition
Senior Notes Due 2032(iii)	U.S.$ | Fixed	4.20%	2,800,716	—	Jan-2032	Acquisition
Prepayment	Libor 3-month + 3.50%	5.57%	—	27,129	Mar-2021	Working capital
	Libor 3-month + 1.00%	1.59%	111,955	104,318	Nov-2021	Working capital
	1.27% Base 360	1.27%	166,355	—	Jul-2023	Working capital
Bank overdrafts	125.5% of CDI	5.53%	—	4,318	Jan-2020	Working capital
Debentures	IPCA + 4.68%	15.17%	543,752	595,847	Feb-2026	Investment
	IPCA + 4.50%	14.97%	1,483,873	739,202	Feb-2029	Investment
	IPCA + 3.60%	11.53%	361,862	—	Sep-2020	Investment
	CDI + 2.65%	12.04%	1,858,837	1,740,551	Aug-2025	Investment
	IPCA + 6.80%	17.50%	891,972	803,745	Apr-2030	Investment
	IPCA + 3.90%	14.31%	1,018,844	1,025,777	Oct-2029	Investment

	IPCA + 5.73%	16.33%	505,584	—	Oct-2033	Investment
	IPCA + 4.00%	8.53%	—	255,501	Oct-2029	Investment
	IPCA + 4.00%	14.42%	952,671	—	Dec-2035	Investment
	IPCA + 4.54%	15.02%	126,668	—	Jun-2036	Investment
	IPCA + 7.48%	18.25%	165,478	299,524	Dec-2022	Investment
	IPCA + 7.36%	18.12%	108,451	97,956	Dec-2025	Investment
	IPCA + 5.87%	16.48%	873,474	890,658	Dec-2023	Investment
	IPCA + 4.33%	14.79%	501,278	452,457	Oct-2024	Investment
	IGPM + 6.10%	12.11%	352,235	298,706	May-2028	Investment
	CDI + 0.50%	9.70%	2,033,161	2,007,848	Oct-2022	Investment
	CDI + 1.95%	11.28%	717,651	—	Aug-2024	Investment
	IPCA + 5,12%	15.66%	484,974	—	Aug-2031	Investment
	IPCA + 5,22%	15.77%	477,578	—	Aug-2036	Investment
	CDI + 1.65%	7.90%	774,215	—	Aug-2028	Working capital
	CDI + 2.00%	11.33%	930,301	—	Aug-2031	Working capital
	IPCA + 5.75%	16.35%	374,761	—	Aug-2031	Working capital
Working capital	CDI + 2.75%	10.90%	100,157	100,045	Jun-2022	Working capital
Promissory notes	CDI + 3.00%	12.33%	—	601,058	Apr-2021	Investment
	CDI + 3.40%	12.73%	—	520,116	Apr-2021	Investment
			37,747,681	37,102,367
Total			45,659,037	42,249,460
Current			4,241,368	4,929,069
Non-current			41,417,669	37,320,391

Summary of Non-current Borrowings

Non-current borrowings are scheduled to fall due as follows:

	December 31, 2021	December 31, 2020
13 to 24 months	4,339,743	3,759,874
25 to 36 months	2,968,458	3,667,857
37 to 48 months	4,029,690	7,480,137
49 to 60 months	984,015	4,298,007
61 to 72 months	6,902,914	640,000
73 to 84 months	4,701,952	5,427,729
85 to 96 months	6,595,854	4,023,694
Thereafter	10,895,043	8,023,093
	41,417,669	37,320,391

Summary of carrying amounts of loans, borrowings and debentures are denominated by currencies

The carrying amounts of loans, borrowings and debentures are denominated in the following currencies:

	December 31, 2021	December 31, 2020
Brazilian reais	23,304,742	17,022,405
U.S. dollar	21,806,154	24,551,500
British pound	451,824	569,352
Euro	96,317	106,203
	45,659,037	42,249,460

Schedule of movements in loans, borrowings and debentures

Below are the movements in loans, borrowings and debentures occurred for the year ended December 31, 2021:

At January 1, 2020	29,052,215
Proceeds	10,336,257
Repayment of principal	(3,397,060)
Payment of interest	(1,782,976)
Interest, exchange rate and fair value	8,041,024
At December 31, 2020	42,249,460
Proceeds	12,548,547
Repayment of principal	(9,925,067)
Payment of interest	(2,321,868)
Interest, exchange rate and fair value	3,107,965
At December 31, 2021	45,659,037

Schedule Required to Comply Financial Covenants

Under the terms of the major borrowing facilities, the Company is required to comply with the following financial covenants:

Debt	Triggers	Ratios
Debenture 1st issue - Cosan S.A.		2.26
Resolution 4,131 - Comgás		1.59
BNDES - Comgás	Net debt(i)/EBITDA(ii) cannot exceed 4.00
Debentures of 5th to 8th issues – Comgás
Debenture of 4th issue – Comgás	Short-term indebtedness/Total indebtedness(iii) cannot exceed 0.6	0.34
Senior Notes Due 2027 – Cosan S.A.	Net debt pro forma(iv)/EBITDA pro forma(ii | iv) not higher than or equal to 3.5	2.11
Senior Notes Due 2029 – Cosan S.A.
Senior Notes Due 2025 – Rumo	Net debt(i)/EBITDA(ii) not higher than or equal to 3.3	2.79
BNDES – Rumo	EBITDA/Consolidated financial result(v) not higher than or equal to 2.0	4.91
(i)	Net debt consists of current and non-current debt, net of cash and cash equivalents and marketable securities recorded in these consolidated financial statements. Net debt is a non-GAAP measure.
(ii)	Corresponds to the accumulated EBITDA of the last twelve months.
(iii)	Indebtedness means the sum of current and noncurrent loans, financing and debentures, leases and current and noncurrent derivative financial instruments.
(iv)	Net debt and EBITDA pro forma, including joint ventures financial information. Net debt and EBITDA pro forma are a non-GAAP measure
(v)	The consolidated financial result of the debt is represented by the cost of the consolidated net debt.

Summary of lease liabilities

The balance sheet shows the following amounts relating to lease liabilities:

At January 1, 2020	4,594,888
Additions	3,531,470
Interest	606,529
Transfer between liabilities(i)	(111,737)
Repayment of principal	(5,424,917)
Payment of interest	(500,922)
Monetary adjustment	306,536
At December 31, 2020	3,001,847
Business Combination (note 9.3)	3,281
Additions	142,562
Interest	426,313
Transfer between liabilities(i)	(54,139)
Repayment of principal	(461,040)
Payment of interest	(165,301)
Monetary adjustment	374,155
At December 31, 2021	3,267,678
Current	405,820
Non-current	2,861,858

(i)      Transfer of railroad concession payable to lease (Note 13).

Summary of impacts on income during the year that were recorded for other lease agreements that were not included in the measurement of lease liabilities

In addition to the payment and appropriation of interest and exchange variation highlighted in the previous tables, the following impacts on income were recorded for other lease agreements that were not included in the measurement of lease liabilities:

	December 31, 2021	December 31, 2020	December 31, 2019
Variable lease payments not included in the measurement of lease liabilities	35,482	24,045	10,691
Expenses relating to short-term leases	30,507	34,101	37,143
Expenses relating to leases of low-value assets excluding short-term leases of low-value assets	978	1,547	348
	66,967	59,693	48,182

Summary of carrying amounts of trade payables

The carrying amounts of trade payables are the same as their fair values, due to their short-term nature. Trade payables are generally paid within 30 days of recognition.

	December 31, 2021	December 31, 2020
Materials and service suppliers	1,847,222	1,675,553
Natural gas and transportation suppliers	1,314,946	780,141
Electricity and transportation suppliers	74,893	141,418
Fuels and lubricants suppliers	118	727
Other	16,325	32,215
	3,253,504	2,630,054

Schedule of changes in net sector financial asset (liability)

The changes in net sector financial asset (liability) for the year ended December 31, 2021, were as follows:

	Sectorial assets	Sectorial liabilities	Total
At January 01, 2020	—	—	—
Cost of gas (i)	201,346	—	201,346
Tax credits (ii)	—	(565,911)	(565,911)
Interest (iii)	13,458	—	13,458
Other revenue (iv)	26,945	—	26,945
At December 31, 2020	241,749	(565,911)	(324,162)
Cost of gas (i)	228,153	—	228,153
Tax credits (ii)	—	(542,962)	(542,962)
Interest (iii)	19,699	(263,410)	(243,711)
Other revenue (iv)	68,709	—	68,709
At December 31, 2021	558,310	(1,372,283)	(813,973)

(i)	Refers to the cost of gas purchased higher than that contained in the tariffs, 100% classified in current assets, since ARSESP's resolution provides for tariff recovery on a quarterly basis for the industrial segment, which is a substantial part of the volume of gas distributed by the subsidiary Comgás.

(ii)	Exclusion of the ICMS from the PIS and COFINS calculation basis.

(iii)	Reflect increases in the cost of gas and its transportation cost in accordance with existing gas purchase contracts.

(iv)	Corresponding to inflation as measured by the General Market Price Index (Índice Geral de Preços – Mercado), or “IGP-M,” for the residential and commercial segments.

Summary of Derivative Financial Instruments

The impact of the hedging instruments on the consolidated statement of financial position is, as follows:

	Notional		Fair value
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Exchange rate derivatives
Forward agreements(i)	3,313,428	1,656,489	21,305	(10,227)
Electricity derivatives
Forward agreements(ii)	1,407,476	1,354,967	(248,123)	(189,423)
Fuel derivatives
Forward agreements	—	13,422	—	(348)
	1,407,476	1,368,389	(248,123)	(189,771)
Interest rate and exchange rate risk
Swap agreements (shares)(iii)	1,074,113	600,000	270,462	79,950
Swap agreements (inflation and interest rate)(iv)	6,590,408	2,229,136	77,913	408,867
Swap agreements (interest rate)(v)	3,019,917	3,399,997	154,654	755,355
Swap agreements (exchange and interest rate)(iv)	13,223,981	10,405,896	3,380,554	6,650,465
	23,908,419	16,635,029	3,883,583	7,894,637
Total financial instruments			3,656,765	7,694,639

Current assets			194,878	587,894
Non-current assets			4,538,048	7,552,806
Current liabilities			(925,650)	(321,890)
Non-current liabilities			(150,511)	(124,171)
Total			3,656,765	7,694,639

(i)	The Company and its subsidiaries TRSP and Moove have forward foreign exchange contracts to hedge exposures and expenses in foreign currency.

(ii)	The subsidiary Compass Gás e Energia has a portfolio of energy contracts (purchase and sale) aimed at meeting demands and offers for consumption or supply of energy. In addition, there is a portfolio of contracts that comprises forward positions, usually short-term. For this portfolio, there is no purchase commitment with a sales contract.

(iii)	During 2021, the Company entered into derivative negotiations, or Total Return Swap, with commercial banks. Under the Total Return Swap, which will have financial settlement, Cosan will receive the return on the variation in the price of CSAN3 shares adjusted by the dividends for the period and will pay annual interest referenced to CDI + Spread. The contracted value of CSAN3 shares with total return swap was 61,983,012 shares and the total initial value is R$1,074,113. Part of these operations are guaranteed by RAIL3 shares of its subsidiary Rumo S.A.. On December 31, the mark-to-market income, recorded in the Company's financial income line, was R$57,704.

(iv)	The subsidiary Rumo contracted interest and exchange swap operations, in order to be assets in USD + fixed interest and liabilities as a percentage of CDI. In the interest and inflation swap operations, the Company is active in IPCA + fixed interest and passive in a percentage of the CDI.

(v)	The subsidiary Rumo contracted interest and exchange swap operations, in order to be assets in USD + fixed interest and liabilities as a percentage of CDI. In the interest and inflation swap operations, the Company is active in IPCA + fixed interest and passive in a percentage of the CDI.

Summary of designated as hedging instruments

		Book value		Accumulated fair value adjustment
	Notional	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Interest rate hedge
Debenture 3rd issue - 3rd series (Comgás)	—	—	—	—	575
Debenture 5th issue - single series (Comgás)	684,501	(873,474)	(890,658)	17,184	(22,040)
Debenture 9th issue - 1st series (Comgás)	500,000	(484,974)	—	(484,974)	—
Debenture 9th issue - 2nd series (Comgás)	500,000	(477,578)	—	(477,578)	—
BNDES Project VIII (i)	1,000,000	(921,949)	—	(921,949)	—
Debenture (Rumo)	5,530,408	(5,359,574)	(1,281,278)	149,491	(239,437)
Senior notes 2023 (Cosan Luxembourg)	—	—	(569,466)	(188,083)	(237,050)
Debt	8,214,909	(8,117,549)	(2,741,402)	(1,905,909)	(497,952)
Derivative financial instruments
Debenture 3rd issue - 3rd series (Comgás)	—	—	—	—	862
Debenture 5th issue - single series (Comgás)	(684,501)	(189,928)	211,741	(401,669)	10,731
Debenture 9th issue - 1st series (Comgás)	(500,000)	5,776	—	5,776	—
Debenture 9th issue - 2nd series (Comgás)	(500,000)	12,939	—	12,939	—
BNDES Project VIII (i)	(1,000,000)	51,220	—	51,220	—
Debenture (Rumo)	(5,556,236)	(75,806)	176,693	(196,959)	183,595
Senior swaps notes 2023 (Cosan Luxembourg)	—	—	392,899	10,057	(42,532)
Derivative	(8,240,737)	(195,799)	781,333	(518,636)	152,656
Total	(25,828)	(8,313,348)	(1,960,069)	(2,424,545)	(345,296)

(i)	In the subsidiary Comgás, the exposure of the BNDES Project VIII debt is substantially protected by the hedge contracted in July 2021, with a portion of less than 3% not protected and for practical purposes its segregation at amortized cost becomes irrelevant.

Schedule of fair value option of financial instruments

The Company chose to designate the protected liabilities (hedge objects) to record at fair value through profit or loss.

			Book value		Accumulated fair value adjustment
		Notional	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Exchange rate
Objects
Senior Notes 2027	US$+7.0%	(3,627,325)	(4,305,928)	(4,379,812)	313,052	(349,181)
Export Credit Agreement	EUR + 0.58%	(100,198)	(95,460)	—	(1,337)	—
Resolution 4,131 (Rumo)	US$ + 2.20%	(220,000)	(148,932)	—	4,412	—
EIB 3ª Tranche	US$ + LIBOR6M + 0.54%	—	—	(30,817)	—	156
EIB 4ª Tranche	US$ + LIBOR6M + 0.61%	—	—	(57,813)	—	308
Resolution 4,131 (Comgás - 2018)	US$ + 3.67%	(268,125)	(438,823)	(415,232)	(18,230)	(24,247)
Resolution 4,131 (Comgás - 2020)	US$ + 1.59%	—	—	(388,912)	—	1,967
Resolution 4,131 (Comgás - 2021)	US$ + 1.36%	(407,250)	(414,378)	—	5,526	—
Total		(4,622,898)	(5,403,521)	(5,272,586)	303,423	(370,997)
Derivative instruments
Swap Notes 2027	R$ + 126.85% do CDI	3,627,325	2,047,237	2,272,648	45,181	1,320,629
Inflation and interest rate swaps	R$ + 107% do CDI	100,198	30,535	—	(3,096)	—
Inflation and interest rate swaps	R$ + 118% do CDI	220,000	47,527	—	20,019	—
EIB 3rd Tranche	R$ + 88.5% do CDI	—	—	21,176	844	24,927
EIB 4th Tranche	R$ + 81.1% do CDI	—	—	39,256	2,583	26,219
Resolution 4,131 (Comgás - 2018)	R$ + 107.9% do CDI	268,125	168,358	154,627	20,794	117,080
Resolution 4,131 (Comgás - 2020)	R$ + CDI + 2.75%	—	—	(6,214)	15,711	(12,904)
Resolution 4,131 (Comgás - 2021)	R$ + CDI + 1.25%	407,250	(514)	—	(6,628)	—
Derivative total		4,622,898	2,293,143	2,481,493	95,408	1,475,951
Total		—	(3,110,378)	(2,791,093)	398,831	1,104,954
			Book value		Accumulated fair value adjustment
		Notional	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Interest rate
Objects
Debenture (Rumo)	IPCA + 4,68%	(500,000)	(543,752)	—	82,474	—
Debenture (Rumo)	IPCA + 4,50%	(600,000)	(676,798)	—	131,153	—
Total		(1,100,000)	(1,220,550)	—	213,627	—
Derivative instruments
Foreign exchange and interest swap	107% CDI	500,000	71,375	—	(11,682)	—
Foreign exchange and interest swap	105% CDI	600,000	82,344	—	(41,468)	—
Derivative total		1,100,000	153,719	—	(53,150)	—
Total		—	(1,066,831)	—	160,477	—

Summary of Market Value of Senior Notes that are listed on Luxembourg Stock Exchange

The market values of the Senior Notes are listed on the Luxembourg Stock Exchange (Note 6.6) is based on their quoted market price are as follows:

	Company	December 31, 2021	December 31, 2020
Senior notes 2023	Cosan Luxembourg S.A.	100.26%	101.02%
Senior notes 2024	Rumo Luxembourg S.à r.l.	—	104.17%
Senior notes 2024	Cosan Limited	—	103.22%
Senior notes 2025	Rumo Luxembourg S.à r.l.	103.04%	105.96%
Senior notes 2027	Cosan Luxembourg S.A.	103.79%	108.20%
Senior notes 2028	Rumo Luxembourg S.à r.l.	103.42%	108.75%
Senior notes 2029	Cosan S.A.	104.39%	110.05%
Senior notes 2032	Rumo Luxembourg S.à r.l.	94.34%	—
Perpetual notes	Cosan Luxembourg S.A.	102.17%	102.88%

Summary of carrying amounts and fair value of financial assets and financial liabilities

The carrying amounts and fair value of financial assets and financial liabilities are as follows:

		Carrying amount		Assets and liabilities measured at fair value
		December 31, 2021	December 31, 2020	December 31, 2021			December 31, 2020
	Note			Level 1	Level 2	Level 3	Level 1	Level 2
Assets
Investment funds	6.1	8,103,713	2,155,446	—	8,103,713	—	—	2,155,446
Marketable securities	6.2	4,388,007	3,669,109	—	4,388,007	—	—	3,669,109
Other financial assets		320,193	69,126	—	320,193	—	69,126	—
Investment properties		3,886,696	—	—	—	3,886,696	—	—
Derivate financial instruments	6.10	4,732,926	8,140,700	—	4,732,926	—	—	8,140,700
Total		21,431,535	14,034,381	—	17,544,839	3,886,696	69,126	13,965,255
Liabilities
Loans, borrowings and debentures	6.6	(45,659,037)	(42,249,460)	(30,157,655)	(20,214,600)	—	(24,971,099)	(18,855,850)
Consideration payable		—	(224,787)	—	—	—	—	(224,787)
Derivative financial instruments	6.10	(1,076,161)	(446,061)	—	(1,076,161)	—	—	(446,061)
Total		(46,735,198)	(42,920,308)	(30,157.655)	(21,290,761)	—	(24,971,099)	(19,526,428)

Schedule of exposure to financial risks
Risk	Exposure arising from	Measurement	Management
Market risk – foreign exchange	(i) Future commercial transactions. (ii) Recognized financial assets and liabilities not denominated in Brazilian reais.	(i) Cash flow forecasting (ii) Sensitivity analysis	Foreign currency.
Market risk – interest rate	Cash and cash equivalents, marketable securities, loans, borrowings and debentures, leases and derivatives.	(i) Sensitivity analysis	Interest rate Swap.
Market risk - prices	(i) Future commercial transactions.	(i) Cash flow forecasting (ii) Sensitivity analysis	Future electric energy price (purchase and sale).
Credit risk	Cash and cash equivalents, marketable securities, restricted cash, trade receivables, derivatives, receivables from related parties and dividends, and investment property	(i) Aging analysis (ii) Credit ratings	Diversification of bank deposits, credit limits and letters of credit.
Liquidity risk	Loans, borrowings and debentures, trade payables, other financial liabilities, tax installments, leases, derivatives, payables to related parties and dividends.	(i) Rolling cash flow forecasts	Availability of committed credit lines and borrowing facilities.

Schedule of net exposure to the exchange rate variations on assets and liabilities denominated in U.S. dollar and Euro

Net exposure to the exchange rate variations on assets and liabilities denominated in U.S. dollar, British pound and Euro:

	December 31, 2021	December 31, 2020
Cash and cash equivalents	3,811,598	2,995,284
Trade receivables	93,326	24,619
Trade payables	(4,721)	(229,750)
Loans, borrowings and debentures	(19,640,300)	(25,227,055)
Leases	(108,365)	(99,217)
Contingent consideration	(234,960)	(224,787)
Derivative financial instruments	21,105,358	17,981,375
Foreign exchange exposure, net	5,021,936	(4,779,531)

Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates Impact on Profit Loss
			Variation scenario
Instrument	Risk factor	Probable	25%	50%	(25)%	(50)%
Cash and cash equivalents	Currency fluctuation	81,621	1,054,926	2,028,231	(891,684)	(1,864,989)
Trade receivables	Currency fluctuation	76,502	100,347	124,191	52,658	28,813
Trade payables	Currency fluctuation	(1,414)	(926)	(438)	(1,902)	(2,389)
Derivative financial instruments	Currency fluctuation	2,457,838	3,676,786	6,946,953	(2,863,548)	(6,133,715)
Loans, borrowings and debentures	Currency fluctuation	(424,712)	(7,017,875)	(13,489,738)	5,925,849	12,397,712
Leases	Currency fluctuation	(2,321)	(29,992)	(57,663)	23,351	53,022
Contingent consideration	Currency fluctuation	239,993	299,991	359,989	179,995	119,997
Impacts on profit or loss		2,427,507	(1,916,743)	(4,088,475)	2,424,719	4,598,451

Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates

The probable scenario considers the estimated exchange rates, made by a specialized third part, at the due date of the transactions for the companies with functional currency Brazilian reais (positive and negative, before tax effects), as follows:

	Exchange rate sensitivity analysis (R$/U.S.$) and (R$/€)
	December 31, 2021	Scenario
		Probable	25%	50%	(25)%	(50)%
U.S.$	5.5805	5.7000	7.1250	8.5500	4.2750	2.8500
	€6.3210	6.5550	8.1938	9.8325	4.9163	3.2775
	£7.5242	7.9230	9.9038	11.8845	5.9423	3.9615

Summary of sensitivity analysis on interest rates on loans and borrowings which impacts on profit or loss

A sensitivity analysis on the interest rates on loans and borrowings in compensation for the CDI investments with pre-tax increases and decreases of 25% and 50% is presented below:

		Variation scenario
Exposure interest rate	Probable	25%	50%	(25)%	(50)%
Cash and cash equivalents	1,623,771	1,995,927	2,385,014	1,423,642	1,116,070
Marketable securities	487,145	598,464	714,627	430,749	340,218
Lease and concession in installments	(121,902)	(152,377)	(182,853)	(91,426)	(60,951)
Leases	(371,433)	(371,433)	(371,433)	(371,433)	(371,433)
Derivative financial instruments	1,327,786	(1,365,311)	(2,073,012)	223,066	1,124,171
Loans, borrowings and debentures	(2,244,669)	(2,760,945)	(3,184,050)	(1,914,734)	(1,491,629)
Other financial liabilities	(71,996)	(88,073)	(104,151)	(55,918)	(39,840)
Impacts on profit or loss	628,702	(2,143,748)	(2,815,858)	(356,054)	616,606

Summary of probable scenario considers the estimated interest rate

The probable scenario considers the estimated interest rate, made by a specialized third party and Central Bank of Brazil (Banco Central do Brasil), or “BACEN,” as follows:

	Probable	25%	50%	(25)%	(50)%
SELIC	11.15%	13.94%	16.73%	8.36%	5.58%
CDI	11.15%	13.94%	16.73%	8.36%	5.58%
TJLP462 (TJLP + 1% p.a.)	7.60%	9.25%	10.90%	5.95%	4.30%
TJLP	6.60%	8.25%	9.90%	4.95%	3.30%
IPCA	4.61%	5.76%	6.91%	3.46%	2.30%
IGPM	5.19%	6.48%	7.78%	3.89%	2.59%
Libor	1.16%	1.45%	1.74%	0.87%	0.58%
Fed Funds	0.90%	1.13%	1.35%	0.68%	0.45%

Schedule of outstanding energy trading operations

Statement of financial position balances referring to outstanding energy trading operations are as follows:

	December 31, 2021			December 31, 2020
	Assets	Liabilities	Net gain	Assets	Liabilities	Net gain
Electricity trading	69,576	(317,699)	(248,123)	96,595	(268,018)	(189,018)

Schedule of sensitivity analysis on price risk of energy trading operations
		Variation scenario
	Probable	25%	50%	(25)%	(50)%
Unrealized loss from electricity trading	(248,123)	(244,212)	(240,302)	(252,034)	(255,942)

Schedule of projection of settlement of positions, at nominal value of energy trading operations	The projection of settlement of positions, at nominal value, follows the schedule below:
	2022	2023	2024	Above 2025
Positions to be settled	(248,115)	(13,822)	1,093	12,721

Summary of Credit Risk

The exposure to credit risk was as follows:

	December 31, 2021	December 31, 2020
Cash and cash equivalents	16,174,130	13,642,918
Trade receivables	2,745,853	2,033,441
Marketable securities	4,388,007	3,669,109
Restricted cash	58,990	—
Derivative financial instruments	4,732,926	8,140,700
Receivables from related parties	416,491	929,690
Dividends receivable	519,965	80,755
Restricted cash	320,193	34,562
	29,356,555	28,531,175

Summary of Credit Risk Rating
	December 31, 2021	December 31, 2020
AAA	23,080,390	20,878,272
AA	2,239,266	3,991,846
BBB	34,397	617,171
	25,354,053	25,487,289

Summary of financial liabilities by due dates based on undiscounted cash flows contracted

The financial assets and liabilities of the Company by due dates (based on undiscounted cash flows contracted) are as follows:

	December 31, 2021					December 31, 2020
	Up to 1 year	1 - 2 years	3 - 5 years	More than 5 years	Total	Total
Loans, borrowings and debentures	(5,845,774)	(6,628,072)	(12,124,037)	(32,777,404)	(57,375,287)	(46,012,176)
Trade payables	(3,253,504)	—	—	—	(3,253,504)	(2,629,734)
Other financial liabilities	(726,423)	—	—	—	(726,423)	(562,763)
Tax installments - REFIS	(52,805)	(3,453)	(1,395)	(143,011)	(200,664)	(203,222)
Leases	(413,310)	(413,692)	(1,133,476)	(13,671,334)	(15,631,812)	(14,348,296)
Railway concession payable under litigation	(187,972)	(201,876)	(198,532)	(596,696)	(1,185,076)	(1,219,188)
Payables to related parties	(287,609)	—	—	—	(287,609)	(315,433)
Dividends payable	(799,634)	—	—	—	(799,634)	(24,238)
Derivative financial instruments	(1,064,207)	(1,078)	1,380,014	5,998,479	6,313,208	3,988,524
Preferred shareholders payable in subsidiaries	—	—	—	—	—	(387,044)
	(12,631,238)	(7,248,171)	(12,077,426)	(41,189,966)	(73,146,801)	(61,713,570)